Other disclosures (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Offbalance Funds Under Management [Abstract]
Funds under management	R$ 2,034,999	R$ 1,896,689	R$ 1,747,623
Managed Funds	230,199,261	200,366,261	188,728,634
Total	R$ 232,234,260	R$ 202,262,950	R$ 190,476,257